LONG-TERM LOANS (Schedule of Composition of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loan	$ 8,491	$ 8,733
Less current maturities	(2,692)	(895)
Long-term bank loan, net of current maturities	5,799	7,838
Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Loan	63	156
Less current maturities	(63)	(93)
Loan from Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
Loan	8,428	8,577
Less current maturities	$ (2,629)	$ (802)